OTHER INCOME	12 Months Ended
Oct. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]	NOTE 12: OTHER INCOME Other income for the year ended October 31, 2014 represents primarily the proceeds from a Canadian grant program encouraging research and development activities.